13 Stock Options (Details) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Options Outstanding Number of Shares
Number of Options outstanding beginning balance	350
Number of Shares, Options Granted	0
Number of Shares, Options Exercised	0
Number of Shares, Options Cancelled	(350)
Number of Options outstanding ending balance	0	350
Number of Shares exercisable ending balance	0
Exercise Price Per Share
Exercise price per share beginning balance	$6.00 - $33.60
Exercise price per share, exercisable	$6.00 - $33.60
Weighted Average Remaining Contractual Life		2 years 3 months 14 days
Weighted Average Remaining Contractual Life exercisable	2 years 3 months 14 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value beginning balance	$ 0	$ 0
Aggregate Intrinsic Value ending balance	0	0
Aggregate Intrinsic Value Exercisable ending balance	$ 0	$ 0
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price per Share beginning balance	$ 15.09
Weighted Average Exercise Price per Share ending balance		$ 15.09
Weighted Average Exercise Price per Share Exercisable	$ 15.09